Operating Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Leases

Note 19. Operating Leases

The Company leases offices under operating lease agreements. Some of the Company’s leases include one or more options to renew. For a majority of our leases, we do not assume renewals in our determination of the lease term as the renewals are not deemed to be reasonably assured. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2024, the Company’s lease agreements typically have terms not exceeding five years.

Payments under the Company’s lease arrangements may be fixed or variable, and variable lease payments primarily represent costs related to common area maintenance and utilities. The components of lease expense are summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$4,504	$4,450	$5,722
Short term lease cost	969	882	444
Variable lease cost	587	352	265
Sublease income	(36)	(582)	(1,406)
Total lease cost	$6,024	$5,102	$5,025

Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$4,727	$3,672	$6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	4,887	3,695	46
Weighted-average remaining lease term (in years):
Operating leases	3.2	2.2	2.3
Weighted-average discount rate:
Operating leases	9.4%	5.5%	1.3%

During the year ended December 31, 2024, the Company (i) exercised a renewal option for office space and entered into a long-term lease for additional office space in Medellín, Colombia, (ii) extended an existing lease for office space in Sofia, Bulgaria, (iii) entered into a long-term lease for additional office space in Tallinn, Estonia and (iv) extended an existing lease for office space in Lausanne, Switzerland, resulting in additional liabilities of $2.7 million, $1.5 million, $0.6 million and $0.3 million, respectively. During the year ended December 31, 2023, the Company entered into long-term leases for office space in London, United Kingdom and New York, United States of America resulting in additional lease liabilities of $1.1 million and $2.5 million, respectively.

The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.

As of December 31, 2024, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2025	$3,576
2026	2,162
2027	1,235
2028	1,185
2029	657
Thereafter	15
Total minimum lease payments	8,830
Less: Imputed interest	(1,338)
Present value of lease liabilities	$7,492

The right-of-use assets and liabilities derecognized upon termination of lease contracts were as follows (in thousands):

	Year ended December 31,
	2024	2023	2022
Leases terminated	—	—	5
Lease termination fees	$—	$—	$2,045
Right-of-use assets derecognized upon lease termination	$—	$—	$4,628
Lease liabilities derecognized upon lease termination	$—	$—	$5,267
Gain recognized upon lease termination	$—	$—	$642

In addition to the lease terminations, in the third quarter of fiscal year 2022, the Company decided to abandon a portion of a lease before the end of the lease term. The Company abandoned the portion of the impacted lease by September 30, 2022, resulting in the right-of-use asset allocated to the abandoned portion being amortized to its salvage value of zero. The amount of accelerated amortization recognized in the consolidated statement of operations for the year ended December 31, 2022, was $0.3 million.

The lease termination fees, gain upon lease termination and accelerated amortization from the lease abandonment are allocated and recorded in cost of revenue, sales and marketing, research and development and general and administrative on the consolidated statement of operations for the year ended December 31, 2022.